Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 14 – Leases

The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office and warehouse leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of operation and comprehensive (loss) income.

During the years ended December 31, 2025 and 2024, the Company did not enter into any new lease agreements that would require recognition of initial right-of-use (“ROU”) assets and corresponding operating lease liabilities. The Company’s lease agreements do not include material residual value guarantees or restrictive covenants.

The following table presents operating lease cost reported in the consolidated statements of operation and comprehensive (loss) income:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Operating lease cost	$—	$70,862	$109,184
Short-term lease cost	200,625	53,891	105,517
Total	$200,625	$124,753	$214,701